Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details Narrative
Increase in the valuation allowance	$ 154,000	$ 509,000
Net operating loss and contribution carryforwards	$ 7,780,000
Net operating loss and contribution carryforwards expiry	2015 through to the year 2035